SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
Allspring Small Company Value Fund
(the “Fund”)

Jeff Goverman has announced his intention to retire from Allspring Global Investments, LLC on or about June 30, 2026. He will continue to serve as portfolio manager of the Fund until June 30, 2026. After that date, all references to Jeff Goverman in the Fund’s prospectus and statement of additional information are hereby removed.

April xx, 2026	xx